THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE Form 13F FILED ON OR ABOUT NOVEMBER 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED OR EXPIRED AS OF FEBRUARY 4, 2004. (THE CORRESPONDING PUBLIC FILING WAS FILED ELECTRONICALLY ON NOVEMBER 14, 2003.


                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2003

                  Check here if Amendment [X]: Amendment No. 1

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [X] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address: 666 Fifth Avenue, 34th Floor, New York, NY 10103
           -----------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY          February 6, 2004
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   6

Form 13F Information Table Value Total:   $572,080   (thousands)

List of Other Included Managers:          None


                                             FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                    Column 2    Column 3    Column 4       Column 5         Column 6    Column 7         Column 8

                                Title of     CUSIP       Value     Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                 Class                 (x$1000)    Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------

SPX Corp.                          COM      784635104   $159,789   3,528,900  SH         SOLE                  3,528,900
Precision Castparts Corp.          COM      740189105   $116,883   3,330,000  SH         SOLE                  3,330,000
Black & Decker Corp                COM      091797100   $116,018   2,861,100  SH         SOLE                  2,861,100
Harsco Corp.                       COM      415864107   $ 73,031   1,898,400  SH         SOLE                  1,898,400
Sonoco Products                    COM      835495102   $ 71,234   3,245,300  SH         SOLE                  3,245,300
Chiquita Brands International Inc  COM      170032809   $ 35,125   1,984,450  SH         SOLE                  1,984,450